Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. While we do not have a formal policy with respect to the timing of awards of stock options, stock appreciation right, or similar option-like instruments to our NEOs, historically, including during fiscal 2025, our Compensation Committee has not granted such awards.

Award Timing Method	While we do not have a formal policy with respect to the timing of awards of stock options, stock appreciation right, or similar option-like instruments to our NEOs, historically, including during fiscal 2025, our Compensation Committee has not granted such awards.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false